TAXATION (Schedule of Roll-forward of Valuation Allowance) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Movement of valuation allowance
Balance at beginning of the year	¥ 539,704
Balance at end of the year	530,358	¥ 539,704
Valuation Allowance of Deferred Tax Assets [Member]
Movement of valuation allowance
Balance at beginning of the year	539,704	444,946	¥ 341,632
Allowance made during the year	30,873	¥ 128,002	¥ 103,314
Allowance resulting from the reconsolidation of previously deconsolidated entities	1,352
Reversals	(41,571)	¥ (33,244)
Balance at end of the year	¥ 530,358	¥ 539,704	¥ 444,946